LEASES	12 Months Ended
Jun. 30, 2022
LEASES
LEASES

NOTE 11. LEASES

Effective July 1, 2019, the Company adopted the new lease accounting standard. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of ¥1,228,963 ($183,490) and ¥1,228,963 ($183,490), respectively, as of July 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after July 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The Company leases office spaces and factories under non-cancelable operating leases, with terms ranging from one to three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Rights of use lease assets, net	¥7,925,930	¥5,440,590	$812,305

Operating lease liabilities – current	2,226,832	3,892,774	581,209
Operating lease liabilities – non-current	4,792,101	2,184,635	326,176
Total operating lease liabilities	¥7,018,933	¥6,077,409	$907,385

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2022:

	June 30, 2021	June 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.59	1.73
Weighted average discount rate	5.0%	5.0%

Operating lease costs and short-term lease costs for the year ended June 30, 2020 were ¥1,348,742 and ¥1,142,417, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2021 were ¥2,034,105 and ¥1,291,685, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2022 were ¥3,443,813 ($514,177) and ¥967,247 ($144,414), respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2022:

Twelve months ending June 30,	RMB	U.S. Dollars
2023	¥4,073,072	$608,128
2024	2,222,504	331,830
Total lease payments	6,295,576	939,958
Less: imputed interest	(218,167)	(32,573)
Present value of lease liabilities	6,077,409	907,385
Less: operating lease liabilities – current	3,892,774	581,209
Operating lease liabilities – non-current	¥2,184,635	$326,176